Money Market Obligations Trust
Federated Institutional Prime Value Obligations Fund
INSTITUTIONAL SHARES (TICKER PVOXX)
SERVICE SHARES (TICKER PVSXX)
CAPITAL SHARES (TICKER PVCXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2018
Please insert the following text right after the heading entitled “Risk/Return Summary: Investments, Risks and Performance.”
“RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
For purposes of the discussion in this section, references to the “Fund” should be read to include a reference to the Federated Institutional Prime Obligations Fund (“Underlying Fund”), unless otherwise specified, since the Fund invests all or substantially all of its net assets in the Institutional Shares of the Underlying Fund.”
March 27, 2019
Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454627 (3/19)
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